CITIFUNDS(SM)
--------------------



TAX FREE RESERVES
SEMI-ANNUAL REPORT
FEBRUARY 29, 2000




                                   CITIFUNDS




--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................

CITIFUNDS TAX FREE RESERVES

Statement of Assets and Liabilities                                            5
 ................................................................................
Statement of Operations                                                        6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial Highlights                                                           8
 ................................................................................
Notes to Financial Statements                                                  9
 ................................................................................

TAX FREE RESERVES PORTFOLIO

Portfolio of Investments                                                      12
 ................................................................................
Statement of Assets and Liabilities                                           20
 ................................................................................
Statement of Operations                                                       20
 ................................................................................
Statement of Changes in Net Assets                                            21
Financial Highlights                                                          21
 ................................................................................
Notes to Financial Statements                                                 22
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

   Rising interest rates during the reporting period have benefited tax-exempt money market investors, who earned higher yields while preserving capital. The Federal Reserve Board (the "Fed") raised interest rates three times in 1999 and most recently on February 2, 2000 for a total increase of 100 basis points. (A basis point is .01% or one one-hundredth of a percent.) The Fed's actions were implemented to forestall a reacceleration of inflation, a potential consequence of the continued robust growth of the U.S. economy.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds Tax Free Reserves with the goal of achieving its investment objective: providing high levels of current income that are exempt from federal income taxes, preservation of capital and liquidity.

   This report reviews the Fund's investment activities and performance during the six months ended February 29, 2000, and provides a summary of Citibank's
perspective  on  and  outlook  for  the  tax-exempt   money  market   securities
marketplace.

   Thank you for your continued confidence and participation.

Sincerely,



/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
March 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST SIX MONTHS HAVE BEEN GENERALLY REWARDING FOR MANY MONEY MARKET INVESTORS. Yields on tax-exempt money market securities ended the six-month reporting period higher than where they began, reflecting the general trend of short-term interest rates in a period of rising interest rates.

   The economic conditions that led to higher rates during the reporting period included strong U.S. economic growth, low inflation, robust consumer spending and rising demand for U.S. exports. As a result of these factors, many investors became concerned that unsustainable economic growth might cause inflationary pressures to resurface. In an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates in three 25-basis point increments during 1999 and raised them an additional 25 basis points on February 2, 2000.

   DESPITE THE POSITIVE EFFECTS OF HIGHER INTEREST RATES, HOWEVER, THE TAX-EXEMPT MONEY MARKET'S RETURNS WERE CONSTRAINED BY ADVERSE CHANGES IN THE BALANCE BETWEEN SUPPLY AND DEMAND. Issuance of short-term municipal securities generally fell during the reporting period because the strong U.S. economy enabled many states and municipalities to improve their fiscal operations, reducing their need to borrow in order to cover short-term deficits. At the same time, demand rose from individuals seeking competitive tax-exempt yields. Because of this imbalance between supply and demand, tax-exempt money market yields tended to rise less than the yields of taxable money market instruments.

   THE FUND'S MANAGERS' STRATEGY DURING THE SIX-MONTH PERIOD WAS TO MAINTAIN A RELATIVELY SHORT AVERAGE MATURITY, which was designed to enhance liquidity and keep assets available for higher yielding securities as they became available. As of February 29, 2000, the Fund's average maturity was 33 days. (Maturity is the date on which the principal amount of a note, draft, acceptance bond or other debt instrument becomes due and payable.)

   IN ADDITION, THE MANAGERS ACTIVELY MANAGED THE MIX OF MONEY MARKET INSTRUMENTS WITHIN THE FUND'S PORTFOLIO DURING THE REPORTING PERIOD. A relative shortage of municipal notes made it more difficult to find high-yielding opportunities in high-quality, highly liquid instruments. Instead, opportunities were located primarily in Variable Rate Demand Notes (VRDNs), which are short-term instruments that are securitized and issued by investment banks..

   At the end of 1999, daily and weekly VRDNs comprised about 69% of the Fund's portfolio. This highly liquid asset mix was designed to protect the Fund from potential Y2K-related problems that have not surfaced. By the end of the reporting period, VRDNs comprised approximately 67% of the Fund's portfolio, with the remainder allocated among municipal notes and tax-exempt commercial paper.

   Looking forward, the Fund's managers expect interest rates to remain near or slightly above current levels if the Fed continues to move toward a more restrictive monetary policy. However, THE MANAGERS BELIEVE THAT OVER THE LONGER TERM, INTEREST RATES MAY BEGIN TO DECLINE IF THE ECONOMY BEGINS TO SHOW EVIDENCE THAT IT IS MODERATING. Accordingly, the managers are carefully looking for opportunities to take advantage of changes in interest rates, including possibly extending the Fund's average maturity to lock in higher yields in the near term.

FUND FACTS

FUND OBJECTIVE
Provide high levels of current income which is exempt from Federal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER                       DIVIDENDS
TAX FREE RESERVES PORTFOLIO              Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
August 31, 1984                          Distributed annually, if any

NET ASSETS AS OF 2/29/00                 BENCHMARKS**
$533.4 million                           o Lipper Tax Exempt Money Market
                                           Funds Average
                                         o IBC Financial Data General Tax Free
                                           Money Market Funds Average

 * A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.

** The Lipper  Funds  Average  and IBC Funds  Average  reflect  the  performance
   (excluding sales charges) of mutual funds with similar objectives.

FUND PERFORMANCE
TOTAL RETURNS

ALL PERIODS ENDED FEBRUARY 29, 2000              SIX     ONE      FIVE    TEN
(Unaudited)                                    MONTHS**  YEAR     YEARS* YEARS*
================================================================================
CitiFunds Tax Free Reserves                     1.48%     2.81%    3.00%   3.13%
Lipper Tax Exempt Money Market Funds Average 1.45% 2.77% 3.00% 3.11% IBC Financial Data General
  Tax Free Money Market Funds Average           1.48%     2.81%    3.02%   3.14%

 * Average Annual Total Return
** Not Annualized

7-DAY YIELDS
Annualized Current         3.23%
Effective                  3.28%

THE ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS TAX FREE RESERVES VS.
IBC FINANCIAL DATA GENERAL TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Tax Free Reserves generally provided a similar annualized seven-day yield to that of a comparable IBC Financial Data Money Market Funds Average, as published in IBC Money Fund Report(TM), for tHE one-year period.

[The figures below represent the chart in the printed piece]

                     CitiFunds Inst        IBC Financial S&P
3/2/99                       0.0244                   0.0242
3/9/99                       0.0232                   0.0229
3/16/99                      0.0246                   0.0244
3/23/99                      0.0251                   0.0247
3/30/99                      0.0249                   0.0245
4/6/99                       0.0243                   0.0243
4/13/99                      0.0232                   0.0225
4/20/99                      0.0251                   0.0251
4/27/99                      0.0271                   0.0274
5/4/99                       0.0291                   0.0299
5/11/99                      0.0286                   0.0289
5/18/99                      0.0277                   0.0281
5/25/99                      0.0267                   0.027
6/1/99                       0.0263                   0.0266
6/8/99                       0.0249                   0.0248
6/15/99                      0.0256                   0.0255
6/22/99                      0.0267                   0.0267
6/29/99                      0.0282                   0.0291
7/6/99                       0.0276                   0.0276
7/13/99                      0.0239                   0.0234
7/20/99                      0.0244                   0.0244
7/27/99                      0.0256                   0.0255
8/3/99                       0.0255                   0.0256
8/10/99                      0.0247                   0.0247
8/17/99                      0.0256                   0.0259
8/24/99                      0.0261                   0.026
8/31/99                      0.0265                   0.0265
9/7/99                       0.026                    0.0262
9/14/99                      0.0262                   0.0264
9/21/99                      0.0281                   0.0282
9/28/99                      0.0303                   0.0301
10/5/99                      0.0302                   0.03
10/12/99                     0.0275                   0.0275
10/19/99                     0.0278                   0.0278
10/26/99                     0.0278                   0.028
11/2/99                      0.0284                   0.0286
11/9/99                      0.0282                   0.0281
11/16/99                     0.0297                   0.0296
11/23/99                     0.0307                   0.0308
11/30/99                     0.0313                   0.0315
12/7/99                      0.0295                   0.0296
12/14/99                     0.0277                   0.0282
12/21/99                     0.0311                   0.0309
12/28/99                     0.0367                   0.0357
1/4/00                       0.0409                   0.0397
1/11/00                      0.0285                   0.0288
1/18/00                      0.0261                   0.0266
1/25/00                      0.0271                   0.0273
2/1/00                       0.028                    0.028
2/8/00                       0.027                    0.0268
2/15/00                      0.0296                   0.0293
2/22/00                      0.0317                   0.031
2/29/00                      0.0323                   0.0319



Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2000 (Unaudited)
================================================================================

ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)       $534,713,766
Receivable for shares of beneficial interest sold                        70,155
--------------------------------------------------------------------------------
  Total assets                                                      534,783,921
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                     1,051,947
Payable to affiliate-Shareholder servicing agents' fees (Note 3B)       102,972
Payable for shares of beneficial interest repurchased                    62,316
Accrued expenses and other liabilities                                  126,362
--------------------------------------------------------------------------------
  Total liabilities                                                   1,343,597
--------------------------------------------------------------------------------
NET ASSETS for 533,450,633 shares of beneficial interest
  outstanding                                                      $533,440,324
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $533,450,633
Accumulated net realized loss on investments                            (10,309)
--------------------------------------------------------------------------------
  Total                                                            $533,440,324
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================

See notes to financial statements

CITIFUNDS TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
INTEREST INCOME (Note 1A):
Income from Tax Free Reserves Portfolio              $8,908,011
Allocated expenses from Tax Free Reserves Portfolio    (370,188)
--------------------------------------------------------------------------------
                                                                     $8,537,823
EXPENSES
Shareholder Servicing Agents' fees (Note 3B)            615,900
Administrative fees (Note 3A)                           615,900
Distribution fees (Note 4)                              246,360
Shareholder reports                                      16,358
Legal fees                                               16,051
Registration                                             12,054
Audit fees                                               11,142
Custody and fund accounting fees                          9,832
Transfer agent fees                                       7,000
Trustees' fees                                            5,067
Miscellaneous                                             5,435
--------------------------------------------------------------------------------
  Total expenses                                      1,561,099
Less aggregate amounts waived by Administrator and
  Distributor (Notes 3A and 4)                         (330,423)
--------------------------------------------------------------------------------
  Net expenses                                                        1,230,676
--------------------------------------------------------------------------------
Net investment income                                                 7,307,147
NET REALIZED LOSS ON INVESTMENTS FROM TAX FREE RESERVES PORTFOLIO        (7,919)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $7,299,228
================================================================================

See notes to financial statements

CITIFUNDS TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED
                                               FEBRUARY 29, 2000   YEAR ENDED
                                                  (Unaudited)    AUGUST 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                              $ 7,307,147     $ 13,543,126
Net realized gain (loss) on investments                 (7,919)          11,496
--------------------------------------------------------------------------------
   Net increase in net assets from operations        7,299,228       13,554,622
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                               (7,307,147)     (13,543,126
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
   NET ASSET VALUE OF $1.00 PER SHARE (NOTE 5):
Proceeds from sale of shares                       388,628,051      771,192,000
Net asset value of shares issued to shareholders
   from reinvestment of dividends                    1,101,632         2,080,452
Cost of shares repurchased                        (346,161,906)    (798,174,036)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   transactionsin shares of beneficial interest     43,567,777      (24,901,584)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS               43,559,858      (24,890,088)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                489,880,466      514,770,554
--------------------------------------------------------------------------------
End of period                                     $533,440,324     $489,880,466
================================================================================

See notes to financial statements

CITIFUNDS TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                            SIX MONTHS ENDED                 YEAR ENDED AUGUST 31,
                           FEBRUARY 29, 2000 -----------------------------------------------------
                               (Unaudited)     1999      1998        1997       1996       1995
==================================================================================================
Net Asset Value, beginning
  of period                      $1.00000    $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
Net investment income             0.01476     0.02626    0.03042    0.03004    0.02973    0.03197
Less dividends from net
  investment income              (0.01476)   (0.02626)  (0.03042)  (0.03004)  (0.02973)  (0.03197)
--------------------------------------------------------------------------------------------------
Net Asset Value, end of period   $1.00000    $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
==================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                $533,440    $489,880   $514,771   $422,483   $371,349   $392,172
Ratio of expenses to average
  net assets+                       0.65%*      0.65%      0.65%      0.65%      0.65%      0.65%
Ratio of net investment income
  to average net assets+            2.97%*      2.62%      3.04%      3.01%      2.97%      3.22%
Total return                        1.48%**     2.66%      3.08%      3.05%      3.01%      3.24%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                      $0.01342    $0.02365   $0.02782   $0.02715   $0.02693   $0.02929
Ratios:
Expenses to average net assets+     0.92%*      0.91%      0.92%      0.94%      0.93%      0.92%
Net investment income to
  average net assets+               2.70%*      2.36%      2.77%      2.72%      2.69%      2.95%
==================================================================================================

 + Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses.
 *  Annualized.
**  Not Annualized.

See notes to financial statements

CITIFUNDS TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Tax Free Reserves (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end, management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (approximately 80.1% at February 29, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $2,390, all of which will expire on August 31, 2005. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includeable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the

CITIFUNDS TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Fund has adopted an Administrative Services Plan which provides that the Fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Fund's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 29, 2000, management agreed to voluntarily limit Fund expenses to 0.65%.

   A. Administrative Fees Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. Administrative fees amounted to $615,900, of which $220,338 was voluntarily waived for the six months ended February 29, 2000. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Agent Fees The Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $615,900 for the six months ended February 29, 2000.

4. DISTRIBUTION FEE The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payments of such additional fees have been made during the period. Distribution fees amounted to $246,360, of which $110,085 was voluntarily waived for the six months ended February 29, 2000.

CITIFUNDS TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

5. SHARE OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $735,687,303 and $700,542,539 respectively, for the six months ended February 29, 2000.

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)


                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 3.9%
--------------------------------------------------------------------------------
Minnesota Water Pollution Control Revenue,
  4.50% due 3/01/00                                     $1,000       $1,000,000
Phenix City, Alabama, Environmental Revenue, AMT,
  3.80% due 4/06/00                                      7,000        7,000,000
Seattle, Washington,
  4.50% due 3/01/00                                      1,500        1,500,000
Sullivan Pollution Control Revenue, Indiana,
  3.80% due 4/13/00                                      5,000        5,000,000
Sunshine State, Florida, Government Finance,
  3.75% due 3/07/00                                      4,000        4,000,000
Sunshine State, Florida, Government Finance,
  3.50% due 3/08/00                                      7,465        7,465,000
                                                                 --------------
                                                                     25,965,000
                                                                 --------------
GENERAL OBLIGATION BONDS
AND NOTES -- 3.5%
--------------------------------------------------------------------------------
Baltimore County, Maryland,
  3.09% due 4/01/00                                      2,380        2,433,824
Delaware State,
  6.13% due 4/01/00                                      1,465        1,468,716
Georgia State,
  4.38% due 7/01/00                                      3,190        3,193,754
Houston, Texas,
  3.50% due 3/09/00                                      5,000        5,000,000
Ohio State Building Authority,
  4.50% due 5/15/00                                      1,000        1,002,596
South Carolina State,
  5.75% due 3/01/01                                      1,000        1,015,713
Virginia State,
  5.00% due 6/01/00                                      2,000        2,006,477
Washington State,
  5.00% due 1/01/01                                      6,315        6,386,601
Wisconsin State,
  5.00% due 5/01/00                                        250          250,670
Wisconsin State,
  5.75% due 5/01/00                                        600          602,364
                                                                 --------------
                                                                     23,360,715
                                                                 --------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 22.9%
--------------------------------------------------------------------------------
Aiken County, South Carolina, School District,
  5.00% due 4/01/00                                      1,900        1,902,821
Anderson County, South Carolina, School District,
  6.00% due 5/01/00                                        355          356,558
Anchorage, Alaska, Telephone Utility Revenue,
  4.25% due 12/01/00                                     2,000        2,005,081
Arizona Educational Loan Marketing,
  6.70% due 3/01/00                                      1,000        1,000,000
Arizona Educational Loan Marketing,
  6.90% due 3/01/00                                        500          500,000
Austin, Texas, Utility System Revenue,
  10.75% due 5/15/00                                     2,250        2,283,963
Baltimore, Maryland, Water Utility Revenue,
  6.50% due 7/01/00                                      5,000        5,039,201
Camden County, Georgia, School District,
  4.75% due 4/01/00                                      1,000        1,001,255
Charlotte, North Carolina,
  4.90% due 6/01/00                                        975          978,942
Chicago, Illinois,
  4.00% due 10/26/00                                     1,000        1,000,000
Clark County, Kentucky, Pollution Control Revenue,
  3.70% due 4/15/00                                      2,110        2,110,000
Clark County, Nevada,
  5.10% due 7/01/00                                      1,000        1,003,248
Clark County, Nevada, School District,
  5.50% due 6/15/00                                      2,000        2,013,000
Cobb County, Georgia, School District,
  4.38% due 12/29/00                                     5,000        5,016,271
Collin County, Texas,
  4.15% due 3/01/00                                      2,725        2,725,000
Custer County, Indiana, Pollution Control Revenue,
  3.70% due 4/01/00                                      4,000        4,000,000
Everett, Massachusetts,
  6.00% due 12/15/00                                     1,130        1,145,825
Grand Prairie, Texas,
  6.90% due 2/15/01                                        355          363,225
Illinois State Development Finance
  Authority Revenue,
  3.75% due 3/08/00                                      5,000        5,000,000
Illinois State Sales Tax Revenue,
  5.75% due 6/15/00                                        125          125,808
Indianapolis, Indiana,
  4.50% due 7/10/00                                      2,600        2,605,463

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)


                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
Jefferson County, Kentucky, Capital Projections,
  5.40% due 4/01/00                                     $  670       $  671,160
Jefferson Parish, Louisiana, Home Mortgage
  Authority Revenue,
  3.65% due 6/01/00                                      2,000        2,000,000
Jordan, Utah, School District,
  5.00% due 6/15/00                                      3,130        3,141,234
Kentucky State Turnpike Authority
  Economical Development,
  7.25% due 5/15/00                                        145          148,290
Knoxville, Tennesee,
  5.00% due 5/01/00                                      1,000        1,002,845
Lancaster, Pennsylvania, School District,
  4.00% due 5/15/00                                      1,300        1,301,736
Madison, Wisconsin,
  4.00% due 5/01/00                                      2,050        2,052,493
Maricopa County, Arizona, School District,
  6.00% due 7/01/00                                      1,600        1,609,953
Mercer County, North Dakota, Solid Waste
  Disposal Authority, AMT,
  3.95% due 6/01/00                                      3,400        3,400,000
Michigan State Strategic Limited Obligation,
  9.40% due 5/15/00                                     10,500       10,821,923
Milwaukee, Wisconsin, Metropolitan Sewer District,
  4.25% due 10/01/00                                     1,510        1,511,234
Murray County, Utah, Hospital Revenue,
  4.50% due 5/15/00                                        500          501,149
New Hampshire State,
  4.50% due 10/01/00                                     2,000        2,005,070
New Mexico State Severance Tax,
  5.00% due 7/01/00                                        110          110,249
North Carolina State,
  4.50% due 4/01/00                                      3,000        3,003,625
Ohio Housing Finance Agency Mortgage Revenue, AMT,
  4.05% due 9/01/00                                      3,000        3,000,000
Oklahoma State Water Resource Board State
  Loan Revenue,
  3.60% due 3/01/00                                      9,005        9,005,000
Oklahoma State Water Resource Board State
  Loan Revenue,
  3.60% due 9/01/00                                      8,500        8,500,000
Oregon State Housing and Community Services
  Development, AMT,
  3.20% due 4/13/00                                      2,810        2,810,000

Panhandle Plains, Texas, Higher Education Loan,
  4.80% due 9/01/00                                        845          845,000
Phoenix, Arizona,
  5.90% due 7/01/00                                      3,830        3,853,264
Rhode Island State, Health and Educational Revenue,
  8.38% due 4/01/00                                      1,000        1,024,213
San Antonio, Texas, Water Revenue,
  5.90% due 5/15/00                                      1,300        1,306,754
Stevens Point, Wisconsin,
  3.50% due 5/01/00                                        300          300,097
Tallahassee, Florida, Municipal Electric Revenue,
  10.10% due 4/01/00                                     4,150        4,296,454
Tennesee State School Board Authority,
  5.00% due 5/01/00                                      1,700        1,704,044
Texas State,
  7.13% due 4/01/00                                      1,000        1,022,827
Vermont Housing Finance Agency, AMT,
  3.15% due 4/28/00                                      4,255        4,255,000
Virginia State,
  6.00% due 7/01/00                                      3,000        3,021,893
Washington State,
  6.10% due 6/01/00                                        750          755,225
Washington State,
  5.00% due 7/01/00                                      2,250        2,255,768
Washington State Public Power Supply,
  7.75% due 7/01/00                                      3,130        3,230,889
Washington State Single Family Mortgage,
  5.00% due 3/01/00                                     16,615       16,615,000
York County, South Carolina,
  Pollution Control Revenue,
  3.30% due 3/15/00                                     10,000       10,000,000
                                                                 --------------
                                                                    153,258,050
                                                                 --------------
REVENUE, TAX, BOND AND TAX
REVENUE ANTICIPATION NOTES -- 3.1%
--------------------------------------------------------------------------------
Arapahoe County, Colorado, TAN's,
  4.25% due 6/30/00                                      3,000        3,005,122

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)
                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
De Kalb County, Georgia, TAN's,
  4.25% due 12/28/00                                   $10,000      $10,021,458
West Jordan, Utah, TRAN's,
  4.00% due 6/30/00                                      7,350        7,364,083
                                                                 --------------
                                                                     20,390,663
                                                                 --------------
VARIABLE RATE DEMAND NOTES* -- 67.1%
--------------------------------------------------------------------------------
ABN-Amro Munitops Certificates Trust,
  due 4/05/06                                            5,000        5,000,000
ABN-Amro Munitops Certificates Trust, AMT,
  due 7/05/06                                            9,000        9,000,000
Adams County, Colorado, Industrial
 Development Revenue,
  due 12/01/15                                           2,000        2,000,000
Alabama State Public School & College,
  due 11/01/13                                           1,595        1,595,000
Alaska State Housing Finance Corp., AMT,
  due 6/01/07                                            5,795        5,795,000
Alexandria, Virginia, Industrial
  Development Authority,
  due 7/01/26                                            1,200        1,200,000
Allegheny County, Pennsylvania, Industrial
  Development Authority Revenue,
  due 7/01/27                                              970          970,000
Arapahoe County, Colorado, Revenue Authority,
  due 7/01/07                                            1,775        1,775,000
Ascension, Louisiana, Revenue, AMT,
  due 12/01/27                                           2,000        2,000,000
Ashe County, North Carolina, Industrial
  Facilities and Pollution,
  due 7/01/10                                            2,100        2,100,000
Atlanta, Metropolitan Rapid Transit Tax,
  due 7/01/20                                            5,000        5,000,000
Beloit, Kansas, Industrial Development
  Authority, AMT,
  due 12/01/16                                           1,100        1,100,000
Beaver County, Pennsylvania, Pollution
  Control Revenue,
  due 12/01/20                                           1,500        1,500,000
Bexar County, Texas, Housing Finance Authority,
  due 9/15/26                                            1,900        1,900,000
Brazos River, Texas, Utility Authority,
  due 4/01/30                                              300          300,000
Brooks County, Georgia, Development
  Authority Revenue,
  due 3/01/18                                            2,000        2,000,000
Carrollton, Georgia, Payroll Development Authority,
  due 3/01/15                                            1,650        1,650,000
Carthage, Missouri, Industrial Development
  Authority Revenue,
  due 4/01/07                                            2,000        2,000,000
Carthage, Missouri, Industrial Development
  Authority Revenue, AMT,
  due 9/01/30                                            2,000        2,000,000
Castle Pines, Colorado, North
  Metropolitan District,
  due 12/01/28                                           5,195        5,195,000
Cherokee County, South Carolina, Industrial
  Revenue, AMT,
  due 8/01/19                                              200          200,000
Chesterfield County, Virginia, Industrial
  Development,
  due 2/01/03                                            1,400        1,400,000
Chicago, Illinois, Board of Education,
  due 6/01/21                                            3,000        3,000,000
Chicago, Illinois, O'Hare International
  Airport Revenue,
  due 7/01/10                                              500          500,000
Chicago, Illinois, Public Building
  Community Revenue,
  due 12/01/17                                           5,000        5,000,000
Clarksville, Tennessee, Public Building Authority,
  due 10/01/25                                             765          765,000
Clarksville, Tennessee, Public Building Authority,
  due 6/01/29                                            1,700        1,700,000
Clipper Tax Exempt Trust, AMT,
  due 3/01/15                                              765          765,000
Clipper Tax Exempt Trust, AMT,
  due 3/01/16                                            7,120        7,120,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
Coastal Bend, Texas, Health
  Facilities Development,
  due 8/15/28                                           $1,000       $1,000,000
Cohasset, Minnesota, Revenue,
  due 6/01/20                                            1,200        1,200,000
Colorado Health Facilities Authority Revenue,
  due 6/01/21                                            9,935        9,935,000
Colorado Springs Utility Revenue,
  due 11/15/28                                          12,500       12,500,000
Columbus, Georgia, Housing Authority Revenue,
  due 11/01/17                                             750          750,000
Connecticut State,
  due 5/15/14                                            1,200        1,200,000
Connecticut State, Health & Educational Facilities,
  due 7/01/27                                            1,500        1,500,000
Connecticut State, Housing Finance Authority,
  due 5/15/18                                            3,645        3,645,000
Davidson County, North Carolina, Industrial
  Facilities,
  due 7/01/20                                            2,140        2,140,000
De Kalb County, Georgia, Industrial
  Development Revenue,
  due 8/01/01                                            1,500        1,500,000
De Kalb County, Georgia, Industrial
  Development Revenue,
  due 2/01/18                                            1,100        1,100,000
De Kalb County, Georgia, Multifamily
  Housing Revenue,
  due 6/15/25                                            2,400        2,400,000
Denver, Colorado, City and County Airport Revenue,
  due 12/01/20                                           2,000        2,000,000
Detroit, Michigan, Economic Development Corp. ,
  due 5/01/09                                            3,000        3,000,000
Director State, Nevada,
  Department of Business, AMT,
  due 8/01/20                                              865          865,000
District of Columbia, Revenue,
  due 10/01/15                                             500          500,000
East Baton Rouge, Louisiana, Pollution
  Control Revenue,
  due 6/01/11                                            1,400        1,400,000
Emmaus, Pennsylvannia, General Authority Revenue,
  due 3/01/24                                            4,100        4,100,000
Facilities Municipal Trust,
  due 12/15/14                                           8,315        8,315,000
Fayetteville, Arkansas, Industrial
  Development , AMT,
  due 12/01/04                                           1,100        1,100,000
Fayetteville, Arkansas, Public Facilities Board,
  due 9/01/27                                            3,000        3,000,000
Floyd County, Georgia, Development Authority,
  due 9/01/26                                            1,080        1,080,000
Forsyth County, Georgia, Industrial
  Development Revenue,
  due 1/01/07                                            2,000        2,000,000
Fort Wayne Indiana, Hospital Authority Revenue,
  due 1/01/16                                            3,000        3,000,000
Fulton County, Georgia, Development
  Authority Revenue,
  due 12/01/12                                           2,000        2,000,000
Fulton County, Georgia, Development
  Authority Revenue,
  due 2/01/18                                            2,000        2,000,000
Fulton County, Georgia, Industrial
  Development Authority, AMT,
  due 6/01/27                                            3,900        3,900,000
Gila County, Arizona, Industrial
  Development Authority,
  due 11/01/25                                           1,655        1,655,000
Gordon County, Georgia, Industrial
  Development Authority Revenue,
  due 8/01/17                                            1,000        1,000,000
Gulf Breeze, Florida, Revenue,
  due 3/31/21                                            1,485        1,485,000
Gwinett County, Georgia, Industrial
  Development Revenue,
  due 3/01/17                                              385          385,000
Harris County, Texas,
  due 8/01/15                                            2,800        2,800,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)
                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
Harris County, Texas, Industrial
  Development Corp., AMT,
  due 2/01/23                                           $2,800       $2,800,000
Hawkins County, Tennessee, Industrial
  Development Board,
  due 10/01/27                                           1,450        1,450,000
Hays, Texas, Mental Health Development Facilities,
  due 11/15/14                                           1,000        1,000,000
Heard County, Georgia, Pollution
  Development Revenue,
  due 9/01/26                                            1,800        1,800,000
Henderson, Nevada, Health Care Facilities Revenue,
  due 7/01/20                                              700          700,000
Henrico County, Virginia, Industrial
  Development Authority,
  due 8/01/23                                              180          180,000
Illinois Educational Facilities Authority Revenue,
  due 12/01/25                                             700          700,000
Illinois Health Facilities Authority Revenue,
  due 11/01/20                                           1,675        1,675,000
Illinois Health Facilities Authority Revenue,
  due 12/01/15                                           3,300        3,300,000
Jackson County, Mississippi, Industrial
  Development Revenue,
  due 12/01/15                                           2,650        2,650,000
Jackson County, Mississippi,
  Pollution Control Revenue,
  due 12/01/16                                           1,500        1,500,000
Jacksonville, Florida, Health Facilities Revenue,
  due 12/01/23                                           1,400        1,400,000
Jefferson Parish, Louisiana, Home Mortgage,
  due 12/01/26                                           1,690        1,690,000
Kansas City, Missouri, Industrial
  Development Authority,
  due 4/01/27                                            2,400        2,400,000
Kansas State Finance Authority Revenue,
  due 11/15/28                                           1,000        1,000,000
Kenton County, Kentucky, Board Revenue, AMT,
  due 3/01/15                                            1,800        1,800,000
Knox County, Tennessee, Health Educational
  Hospital Facilities,
  due 12/01/27                                           8,000        8,000,000
Knox County, Tennessee, Industrial Development
  Board Revenue, AMT,
  due 10/01/00                                             500          500,000
Koch Certificates of Trust,
  due 12/13/02                                           5,000        5,000,000
Koch Certificates of Trust,
  due 10/06/03                                          11,000       11,000,000
Lone Star Texas Authority,
  due 12/01/14                                             400          400,000
Long Island Power Authority,
  due 4/01/25                                            4,200        4,200,000
Long Island Power Authority,
  due 5/01/33                                            1,500        1,500,000
Louisa County, Virginia, Industrial
  Development Authority,
  due 1/01/20                                              680          680,000
Macon Trust Pooled Receipts,
  due 3/03/07                                           24,090       24,090,000
Madison, Wisconsin, Community
  Development Authority,
  due 6/01/22                                            1,070        1,070,000
Marshfield, Wisconsin, Industrial
  Development Revenue,
  due 12/01/14                                           2,500        2,500,000
Maryland State,
  due 8/01/12                                            2,115        2,115,000
Maryland State Community Development,
  due 4/01/25                                            1,410        1,410,000
Mason County, Kentucky, Pollution Control,
  due 10/15/14                                           2,800        2,800,000
Massachusetts State Industrial Finance Agency,
  due 11/01/25                                           2,000        2,000,000
Massachusetts State Water Pollution
  Control Revenue,
  due 8/01/23                                            3,600        3,600,000
Mecklenburg County, North Carolina,
  Industrial Facilities,
  due 9/01/14                                            2,000        2,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)
                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
Metropolitan Pier & Exposition
  Authority, Illinois,
  due 12/15/19                                          $1,330       $1,330,000
Metropolitan Pier & Exposition
  Authority, Illinois,
  due 6/15/21                                              165          165,000
Metropolitan Pier & Exposition
  Authority, Illinois,
  due 6/15/28                                            5,125        5,125,000
Nashville, Tennessee Metropolitan
  Government, Industrial,
  due 12/01/18                                           1,000        1,000,000
Minneapolis St. Paul,
  due 8/15/25                                              700          700,000
Missouri State Health and Educational
  Facilities Revenue,
  due 7/01/18                                            3,700        3,700,000
Missouri State Health and Educational
  Facilities Revenue,
  due 6/01/26                                            1,100        1,100,000
Missouri State Housing and Development
  Common Mortgage,
  due 3/01/30                                            4,000        4,000,000
Mobile, Alabama, Airport Authority Revenue,
  due 10/01/02                                           2,000        2,000,000
Mobile, Alabama, Airport Authority Revenue,
  due 10/01/14                                           9,975        9,975,000
Moorhead, Minnesota, Solid Waste
  Disposal, AMT,
  due 4/01/12                                            3,000        3,000,000
Montgomery County, Tennessee, Public
  Building Authority,
  due 9/01/29                                            1,400        1,400,000
Multi-State Municipal Securities
  Trust Certificates,
  due 3/01/01                                            9,140        9,140,000
Multi-State Municipal Securities
  Trust Certificates,
  due 12/01/03                                           8,380        8,380,000
Multi-State Municipal Securities
  Trust Certificates,
  due 2/25/07                                            5,000        5,000,000
Nash County, North Carolina,
  due 12/01/14                                           1,000        1,000,000
New Hampshire Higher Educational and Health,
  due 6/01/23                                            1,300        1,300,000
New Hanover County, North Carolina,
  due 3/01/14                                            2,250        2,250,000
New Hanover County, North Carolina,
  due 3/01/15                                            2,250        2,250,000
New Hanover County, North Carolina,
  due 3/01/16                                            2,250        2,250,000

New York State Housing Finance
  Agency Revenue, AMT,
  due 11/01/32                                           2,600        2,600,000
New York State Thruway Authority Revenue,
  due 1/01/27                                            2,105        2,105,000
North Carolina Educational Facilities,
  due 9/01/26                                              200          200,000
Ohio State Air Quality Development Authority,
  due 5/01/26                                            1,755        1,755,000
Oklahoma Finance Authority Revenue,
  due 1/01/30                                            4,000        4,000,000
Orange County, Florida, Industrial
  Development Authority,
  due 1/01/11                                              375          375,000
Oregon State Health Educational
  Housing Revenue,
  due 1/01/31                                            2,700        2,700,000
Orlando, Florida, Special Assessment Revenue,
  due 10/01/21                                           3,200        3,200,000
Peoria, Illinois, Health Care
  Facilities Revenue,
  due 5/01/17                                            1,190        1,190,000
Person County, North Carolina,
  Pollution Control Authority,
  due 11/01/19                                           3,000        3,000,000
Piedmont, South Carolina,
  Municipal Power Agency,
  due 1/01/22                                            1,000        1,000,000
Piedmont, South Carolina,
  Municipal Power Agency,
  due 1/01/25                                            5,189        5,189,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)
                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
Pinal County, Arizona, Pollution Control Revenue,
  due 12/01/11                                          $2,500       $2,500,000
Pitney Bowes Credit Corp. Leasetops,
  due 11/13/02                                           1,355        1,354,576
Pitney Bowes Credit Corp. Leasetops,
  due 3/16/05                                            4,840        4,840,021
Port Arthur, Texas, Navigation District,
  due 10/01/24                                             600          600,000
Puerto Rico Public Finance Corp.,
  due 6/01/12                                              300          300,000
Puerto Rico Commonwealth,
  due 7/01/20                                            1,200        1,200,000
Puttable Floating Option Tax Receipts,
  due 10/11/30                                             595          595,000
Puttable Floating Option Tax Receipts, AMT,
  due 12/05/30                                           6,980        6,980,000
Red Bay, Alabama, Industrial Development
  Board Revenue,
  due 11/01/10                                           3,400        3,400,000
Rhode Island Health and Educational Building,
  due 12/01/29                                           1,000        1,000,000
Rhode Island State Industrial Facilities Corp.,
  due 5/01/05                                            1,500        1,500,000
Rhode Island State Industrial Facilities Corp.,
  due 11/01/05                                           3,180        3,180,000
Roswell, Georgia, Multifamily Housing Authority,
  due 8/01/27                                            2,500        2,500,000
Saint Charles Parish, Louisiana, Pollution
  Control Revenue,
  due 3/01/24                                            7,500        7,500,000
Savannah, Illinois, Industrial
  Development Revenue,
  due 6/01/04                                              600          600,000
Seattle, Washington, Municipal
  Lighting & Power Revenue,
  due 11/01/18                                             900          900,000
Seattle, Washington, Municipal
  Lighting & Power Revenue,
  due 10/01/23                                           7,000        7,000,000
Sevier County, Tennessee, Public
  Building Authority,
  due 6/01/17                                            3,105        3,105,000
Sevier County, Tennessee, Public
  Building Authority,
  due 6/01/18                                           10,000       10,000,000
Sevier County, Tennessee, Public
  Building Authority,
  due 6/01/19                                           10,000       10,000,000
Southeastern Oklahoma Industrial
  Development Authority,
  due 6/01/16                                            3,400        3,400,000

Syracuse Industrial Economic
  Development Revenue,
  due 12/01/05                                             585          585,000
Tarrant County, Texas, Health
  Facilities Development,
  due 11/15/26                                             945          945,000
Texas State Department of
  Housing and Community,
  due 3/01/17                                            1,995        1,995,000
Tipton, Indiana, Economic Development Revenue,
  due 7/01/22                                            1,025        1,025,000
Traill County, North Dakota,
  Industrial Development, AMT,
  due 12/01/11                                           1,000        1,000,000
Traill County, North Dakota,
  Industrial Development, AMT,
  due 12/11/11                                           1,000        1,000,000
Utah State Board of Regents,
  due 11/01/25                                             900          900,000
Valdez, Alaska, Marine Terminal Revenue,
  due 8/01/25                                            4,000        4,000,000
Valdez, Alaska, Marine Terminal Revenue,
  due 10/01/25                                           2,000        2,000,000
Valdez, Alaska, Marine Terminal Revenue,
  due 12/01/33                                             800          800,000
Valley, California, Health & Hospital
  System Revenue,
  due 5/15/25                                            1,600        1,600,000
Vermont Industrial Development
  Authority Revenue, AMT,
  due 12/01/11                                             700          700,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
Volusia County, Florida, Health
  Facilities Authority,
  due 11/01/15                                           $ 990       $  990,000
Walton County, Georgia, Industrial
  Building Authority,
  due 10/01/17                                             700          700,000
Washington State Health Care
  Facilities Revenue,
  due 10/01/05                                           1,600        1,600,000
Washington State Health Care
  Facilities Revenue,
  due 1/01/23                                              200          200,000
Washington State Housing Finance Authority,
  due 12/01/29                                           1,775        1,775,000
Watertown, South Dakota,
  Industrial Development Revenue,
  due 8/01/14                                            1,195        1,195,000
Winchester, Kentucky,
  Industrial Building, AMT,
  due 10/01/18                                           2,400      $ 2,400,000
                                                                 --------------
                                                                    448,138,597
                                                                 --------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                      100.5%    $671,113,025
OTHER ASSETS,
  LESS LIABILITIES                                        (0.5)      (3,123,587)
                                                         -----   --------------
NET ASSETS                                               100.0%    $667,989,438
                                                         =====   ==============

AMT-Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000 (Unaudited)
================================================================================

ASSETS:
Investments, at amortized cost and value (Note 1A)                 $671,113,025
Cash                                                                    576,629
Interest receivable                                                   5,282,133
--------------------------------------------------------------------------------
  Total assets                                                      676,971,787
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     8,865,675
Payable to affiliate - Investment advisory fees (Note 2A)               101,589
Accrued expenses and other liabilities                                   15,085
--------------------------------------------------------------------------------
  Total liabilities                                                   8,982,349
--------------------------------------------------------------------------------
NET ASSETS                                                         $667,989,438
================================================================================
REPRESENTED BY:
Capital paid-in for beneficial interests                           $667,989,438
================================================================================



TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B):                                          $11,086,865
EXPENSES
Investment Advisory fees (Note 2A)                      $615,240
Administrative fees (Note 2B)                            153,810
Custody and fund accounting fees                          87,099
Legal fees                                                16,051
Audit fees                                                11,300
Trustees' fees                                             6,029
Miscellaneous                                                955
--------------------------------------------------------------------------------
  Total expenses                                         890,484
Less aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A and 2B)                   (415,946)
Less fees paid  indirectly  (Note 1D)                    (13,203)
--------------------------------------------------------------------------------
  Net expenses                                                          461,335
--------------------------------------------------------------------------------
Net investment income                                                10,625,530
NET REALIZED LOSS ON INVESTMENTS                                         (9,853)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $10,615,677
================================================================================

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                 FEBRUARY 29, 2000     YEAR ENDED
                                                                     (Unaudited)     AUGUST 31, 1999
====================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                             $    10,625,530    $    22,768,275
Net realized gain (loss) on investments                                    (9,853)            16,677
----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                 10,615,677         22,784,952
----------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                         1,188,175,398      3,367,197,193
Value of withdrawals                                               (1,187,921,956)    (3,456,720,231)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions           253,442        (89,523,038)
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                  10,869,119        (66,738,086)
----------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                   657,120,319        723,858,405
----------------------------------------------------------------------------------------------------
End of period                                                     $   667,989,438    $   657,120,319
====================================================================================================



TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                SIX MONTHS ENDED                YEAR ENDED AUGUST 31,
                                FEBRUARY 29, 2000  --------------------------------------------------
                                  (Unaudited)      1999       1998      1997       1996        1995
======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                   $667,989     $657,120   $723,858   $483,630   $372,171   $394,222
Ratio of expenses to
  average net assets                   0.15%*       0.15%      0.15%      0.19%      0.30%      0.32%
Ratio of net investment income
  to average net assets                3.45%*       3.11%      3.53%      3.46%      3.31%      3.55%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets         0.29%*       0.29%      0.29%      0.31%      0.32%      0.32%
Net investment income to average
  net assets                           3.31%*       2.98%      3.39%      3.35%      3.29%      3.55%
======================================================================================================

 * Annualized

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, nondiversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Portfolio's Administrator. Citibank, N.A.
("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE

   A. Investment Advisory Fee The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $615,240, of which $262,136 was voluntarily waived for the six months ended February 29, 2000. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   B. Administrative Fee Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $153,810, all of which was voluntarily waived for the six months ended February 29, 2000. The Port-

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

folio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $1,251,850,907 and $1,245,096,446, respectively, for the six months ended February 29, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 29, 2000, for federal income tax purposes, amounted to $671,113,025.

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 29, 2000, the commitment fee allocated to the Portfolio was $814. Since the line of credit was established, there have been no borrowings.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Linda T. Gibson*

TREASURER
Linwood Downs*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF TAX FREE RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street,  5th Floor,  Boston,  MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin  Street,  Boston,  MA 02110

AUDITORS Deloitte & Touche LLP
200 Barkeley Street,  Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP 150 Federal Street, Boston, MA 02110

              THE CITIFUNDS FAMILY


              LARGE CAP STOCKS
                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS
                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

              INTERNATIONAL STOCKS
                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME
                 CitiFunds Balanced Portfolio

              BONDS
                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              MONEY MARKETS
                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Tax Free Reserves.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Tax Free Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(c)2000 Citicorp     [GRAPHIC OMITTED] Printed on recycled paper     CFS/RTF/200